Commitments	6 Months Ended
Jun. 30, 2025
Commitments [Abstract]
COMMITMENTS

17. COMMITMENTS

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $8,795 as of June 30, 2025. These commitments are primarily related to the development of VR platform.